Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue Explanatory [Abstract]
Revenues from sales and services	€ 66,920	€ 55,764	€ 72,290
Change in contract work in progress	(1)	(2)	(4)
Net sales from operations	€ 66,919	€ 55,762	€ 72,286